Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment
Gross book value	$ 40,078,734	$ 38,209,250
Accumulated depreciation	(19,696,666)	(18,428,804)
Net book value	20,382,068	19,780,446
Depreciation expense	1,387,205	1,482,810	1,461,326
Land
Premises and Equipment
Gross book value	3,503,158	3,517,357
Buildings
Premises and Equipment
Gross book value	24,474,735	24,043,754
Equipment and fixtures
Premises and Equipment
Gross book value	11,587,517	10,640,246
Construction in progress
Premises and Equipment
Gross book value	$ 513,324	$ 7,893